BALANCE SHEET - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Nov. 17, 2020
Current assets
Prepaid expenses	$ 491,297
Total Current Assets	1,239,209
Deferred offering costs			$ 304,412
TOTAL ASSETS	208,251,042		304,412
Current liabilities
Accounts payable and accrued expenses	1,350,095
Accrued offering costs	7,515		246,037
Promissory note - related party			38,375
Total Current Liabilities	1,357,610		284,412
TOTAL LIABILITIES	8,602,610		284,412
Commitments and Contingencies
Shareholder?s Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	6,586,963		24,482
Accumulated deficit	(1,587,660)		(5,000)
Total Shareholder?s Equity	5,000,006	$ 5,000,003	20,000		$ 0
TOTAL LIABILITIES AND SHAREHOLDER?S EQUITY	208,251,042		304,412
Class A Ordinary Shares
Shareholder?s Equity
Common stock	185		0
Total Shareholder?s Equity	185	170
Class A Ordinary Shares Subject to Redemption
Current liabilities
Class A ordinary shares subject to possible redemption 19,463,730 and no shares at redemption value as of June 30, 2021 and December 31, 2020, respectively	194,648,426
Class B Ordinary Shares
Shareholder?s Equity
Common stock	518		518	[1]
Total Shareholder?s Equity	$ 518	$ 518	$ 518		$ 0

[1]	Included an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.